united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered
management investment companies

Investment Company Act file number	811-21853

Northern Lights Variable Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	6/30

Date of reporting period:	6/30/24

Item 1. Reports to Stockholders.

(a)

Donoghue Forlines Dividend VIT Fund

Class 1

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Donoghue Forlines Dividend VIT Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.donoghueforlinesfunds.com. You can also request this information by contacting us at 1-877-779-7462.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$100	2.00%

How did the Fund perform during the reporting period?

The performance of the Fund over the past six months was driven by the rally in equity markets. The Fund was 100% allocated to equities for the entire period and took advantage of the environment. Stock selection, engineered by our proprietary quantitative methodology, played a large role in the performance of the Fund. The value category was more challenged than growth during the time period.

During the six months ended June 30, 2024, the performance of the Fund did not deviate from Managers expectations. The Fund is designed to protect against capital destroying downside.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Donoghue Forlines Dividend VIT Fund	Russell 1000® Total Return Index	Russell 1000® Value Index
Jun-2014	$10,000	$10,000	$10,000
Jun-2015	$10,215	$10,737	$10,413
Jun-2016	$9,767	$11,052	$10,711
Jun-2017	$10,018	$13,044	$12,375
Jun-2018	$10,194	$14,941	$13,213
Jun-2019	$9,645	$16,438	$14,331
Jun-2020	$8,125	$17,667	$13,064
Jun-2021	$11,019	$25,277	$18,771
Jun-2022	$10,428	$21,982	$17,491
Jun-2023	$10,113	$26,239	$19,510
Jun-2024	$10,842	$32,504	$22,057

Average Annual Total Returns

	6 Months	1 Year	5 years	10 Years
Donoghue Forlines Dividend VIT Fund	4.99%	7.20%	2.37%	0.81%
Russell 1000® Total Return Index	14.24%	23.88%	14.61%	12.51%
Russell 1000® Value Index	6.62%	13.06%	9.01%	8.23%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$8,236,850
  Number of Portfolio Holdings52
  Advisory Fee (net of waivers)$10,803
  Portfolio Turnover69%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	83.7%
Reit	3.6%
Short-Term Investments	12.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials 17.9%
Technology 15.9%
Health Care 14.0%
Industrials 13.8%
Collateral for Securities Loaned 12.5%
Energy 8.0%
Consumer Discretionary 7.7%
Consumer Staples 5.9%
Utilities 5.6%
Real Estate 4.1%
Materials 3.7%
Communications 2.0%
Money Market Funds 1.8%
Liabilities in Excess of Other Assets -12.9%

Value	Value
Liabilities in Excess of Other Assets	-12.9%
Money Market Funds	1.8%
Communications	2.0%
Materials	3.7%
Real Estate	4.1%
Utilities	5.6%
Consumer Staples	5.9%
Consumer Discretionary	7.7%
Energy	8.0%
Collateral for Securities Loaned	12.5%
Industrials	13.8%
Health Care	14.0%
Technology	15.9%
Financials	17.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Synchrony Financial	2.2%
Gilead Sciences, Inc.	2.2%
International Business Machines Corporation	2.1%
Williams Companies, Inc.	2.1%
CH Robinson Worldwide, Inc.	2.1%
Cisco Systems, Inc.	2.0%
VF Corporation	2.0%
3M Company	2.0%
Lamar Advertising Company - Class A	2.0%
Coca-Cola Company (The)	2.0%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Donoghue Forlines Dividend VIT Fund - Class 1

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.donoghueforlinesfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-DFDIV VIT-SAR 063024

Donoghue Forlines Momentum VIT Fund

Class 1

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Donoghue Forlines Momentum VIT Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.donoghueforlinesfunds.com. You can also request this information by contacting us at 1-877-779-7462.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$78	1.56%

How did the Fund perform during the reporting period?

The performance of the Fund over the past six months was driven by the rally in equity markets, specifically the rally in growth and momentum stocks. The Fund was 100% allocated to equites for the entire period and took advantage of the environment. Stock selection, engineered by our proprietary quantitative methodology, played a large role in the performance of the Fund. Growth and momentum categories outperformed during the time period.

During the six months ended June 30, 2024, the performance of the Fund did not deviate from Managers expectations. The Fund is designed to protect against capital destroying downside.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Donoghue Forlines Momentum VIT Fund
Russell 1000® Total Return Index
$40,000
$30,000
$20,000
$10,000
$0
$32,504
$19,074
Jun-2014
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	Donoghue Forlines Momentum VIT Fund	Russell 1000® Total Return Index
Jun-2014	$10,000	$10,000
Jun-2015	$10,294	$10,737
Jun-2016	$9,949	$11,052
Jun-2017	$11,460	$13,044
Jun-2018	$12,567	$14,941
Jun-2019	$13,067	$16,438
Jun-2020	$10,262	$17,667
Jun-2021	$16,456	$25,277
Jun-2022	$14,108	$21,982
Jun-2023	$14,731	$26,239
Jun-2024	$19,074	$32,504

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Donoghue Forlines Momentum VIT Fund	19.60%	29.49%	7.86%	6.67%
Russell 1000® Total Return Index	14.24%	23.88%	14.61%	12.51%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$68,625,227
  Number of Portfolio Holdings52
  Advisory Fee $326,375
  Portfolio Turnover97%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	90.3%
Reit	2.0%
Short-Term Investments	7.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
31.0%
Health Care
11.5%
Industrials
11.0%
Communications
10.1%
Consumer Discretionary
9.4%
Financials
9.4%
Collateral for Securities Loaned
6.3%
Consumer Staples
4.1%
Energy
3.8%
Materials
3.6%
Real Estate
2.1%
Money Market Funds
1.9%
Utilities
1.8%
Liabilities in Excess of Other Assets
-6.0%

Value	Value
Liabilities in Excess of Other Assets	-6.0%
Utilities	1.8%
Money Market Funds	1.9%
Real Estate	2.1%
Materials	3.6%
Energy	3.8%
Consumer Staples	4.1%
Collateral for Securities Loaned	6.3%
Financials	9.4%
Consumer Discretionary	9.4%
Communications	10.1%
Industrials	11.0%
Health Care	11.5%
Technology	31.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Crowdstrike Holdings, Inc. - Class A	2.3%
Broadcom, Inc.	2.3%
Arista Networks, Inc.	2.3%
Palo Alto Networks, Inc.	2.2%
Lam Research Corporation	2.2%
NVIDIA Corporation	2.2%
Iron Mountain, Inc.	2.1%
Applied Materials, Inc.	2.1%
KLA Corporation	2.1%
Meta Platforms, Inc. - Class A	2.1%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Donoghue Forlines Momentum VIT Fund - Class 1

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.donoghueforlinesfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-DFMOM VIT-SAR 063024

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Donoghue Forlines Dividend VIT Fund

Class 1 shares

Class 2 shares

Donoghue Forlines Momentum VIT Fund

Class 1 shares

Class 2 shares

Semi-Annual Financial Statements

June 30, 2024

1-877-779-7462

Distributed by Northern Lights Distributors, LLC

Member FINRA

DONOGHUE FORLINES DIVIDEND VIT FUND

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 98.6%
	APPAREL & TEXTILE PRODUCTS - 2.0%
12,500	VF Corporation(a)	$168,750

	ASSET MANAGEMENT - 2.0%
1,413	T Rowe Price Group, Inc.	162,933

	BEVERAGES - 4.0%
2,640	Coca-Cola Company (The)	168,036
961	PepsiCo, Inc.	158,498
		326,534
	BIOTECH & PHARMA - 10.1%
2,593	Gilead Sciences, Inc.(a)	177,906
1,127	Johnson & Johnson(a)	164,722
1,322	Merck & Company, Inc.	163,664
6,028	Royalty Pharma PLC, Class A	158,958
15,587	Viatris, Inc.(a)	165,690
		830,940
	CHEMICALS - 1.9%
1,662	LyondellBasell Industries N.V., Class A	158,987

	CONTAINERS & PACKAGING - 1.8%
4,266	Sealed Air Corporation	148,414

	DIVERSIFIED INDUSTRIALS - 4.0%
1,650	3M Company	168,613
681	Illinois Tool Works, Inc.	161,370
		329,983
	ELECTRIC UTILITIES - 5.6%
5,901	Clearway Energy, Inc., Class C	145,696
2,040	NRG Energy, Inc.	158,834
2,039	WEC Energy Group, Inc.	159,980
		464,510
	FOOD - 1.9%
2,738	Kellanova	157,928

See accompanying notes to financial statements.

DONOGHUE FORLINES DIVIDEND VIT FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 98.6% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 3.9%
481	Cigna Group (The)(a)	$159,004
1,164	Quest Diagnostics, Inc.	159,328
		318,332
	HOME & OFFICE PRODUCTS - 1.7%
21,402	Newell Brands, Inc.	137,187

	INDUSTRIAL SUPPORT SERVICES - 3.8%
2,504	Fastenal Company	157,351
1,923	MSC Industrial Direct Company, Inc., Class A	152,513
		309,864
	INSURANCE - 7.8%
1,839	Aflac, Inc.	164,241
1,272	American Financial Group, Inc.	156,481
1,412	Cincinnati Financial Corporation	166,757
5,008	Lincoln National Corporation	155,749
		643,228
	LEISURE FACILITIES & SERVICES - 2.0%
1,099	Darden Restaurants, Inc.	166,301

	LEISURE PRODUCTS - 2.0%
2,764	Hasbro, Inc.	161,694

	MACHINERY - 2.0%
488	Caterpillar, Inc.(a)	162,553

	OIL & GAS PRODUCERS - 8.0%
11,278	Antero Midstream Corporation(a)	166,238
5,412	APA Corporation(a)	159,329
3,385	Devon Energy Corporation	160,449
4,013	Williams Companies, Inc.	170,553
		656,569
	RETAIL REIT - 2.0%
1,102	Simon Property Group, Inc.	167,284

See accompanying notes to financial statements.

DONOGHUE FORLINES DIVIDEND VIT FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 98.6% (Continued)
	SEMICONDUCTORS - 3.8%
1,699	Microchip Technology, Inc.	$155,459
810	QUALCOMM, Inc.	161,335
		316,794
	SOFTWARE - 2.0%
6,654	Gen Digital, Inc.	166,217

	SPECIALTY FINANCE - 8.1%
688	American Express Company	159,306
1,201	Capital One Financial Corporation(a)	166,278
3,364	OneMain Holdings, Inc.	163,120
3,772	Synchrony Financial	178,001
		666,705
	SPECIALTY REITS - 2.1%
1,410	Lamar Advertising Company, Class A	168,537

	TECHNOLOGY HARDWARE - 2.0%
3,553	Cisco Systems, Inc.	168,803

	TECHNOLOGY SERVICES - 8.1%
677	Automatic Data Processing, Inc.	161,593
825	Broadridge Financial Solutions, Inc.	162,525
2,185	Fidelity National Information Services, Inc.	164,662
990	International Business Machines Corporation	171,220
		660,000
	TELECOMMUNICATIONS - 2.0%
4,015	Verizon Communications, Inc.	165,579

	TRANSPORTATION & LOGISTICS - 4.0%
1,922	CH Robinson Worldwide, Inc.	169,367
1,189	United Parcel Service, Inc., Class B	162,715
		332,082

	TOTAL COMMON STOCKS (Cost $7,924,422)	8,116,708

See accompanying notes to financial statements.

DONOGHUE FORLINES DIVIDEND VIT FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 14.3%
	COLLATERAL FOR SECURITIES LOANED - 12.5%
1,030,920	Mount Vernon Liquid Assets Portfolio, 5.46% (Cost $1,030,920)(b),(c)	$1,030,920

	MONEY MARKET FUND - 1.8%
148,251	Fidelity Investments Money Market Government Portfolio, Class I, 5.20% (Cost $148,251)(c)	148,251

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,179,171)	1,179,171

	TOTAL INVESTMENTS - 112.9% (Cost $9,103,593)	$9,295,879
	LIABILITIES IN EXCESS OF OTHER ASSETS - (12.9)%	(1,059,029)
	NET ASSETS - 100.0%	$8,236,850

N.V.	- Naamioze Vennootschap
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2024, was $1,006,386.
(b)	Security was purchased with cash received as collateral for securities on loan at June 30, 2024. Total collateral had a value of $1,030,920 at June 30, 2024.
(c)	Rate disclosed is the seven-day effective yield as of June 30, 2024.

See accompanying notes to financial statements.

DONOGHUE FORLINES MOMENTUM VIT FUND

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 97.8%
	APPAREL & TEXTILE PRODUCTS - 1.7%
1,204	Deckers Outdoor Corporation(a)	$1,165,412

	ASSET MANAGEMENT - 3.8%
3,016	Ameriprise Financial, Inc.	1,288,405
4,602	LPL Financial Holdings, Inc.	1,285,339
		2,573,744
	BIOTECH & PHARMA - 3.9%
9,726	Neurocrine Biosciences, Inc.(a)	1,338,978
2,892	Vertex Pharmaceuticals, Inc.(a)	1,355,539
		2,694,517
	COMMERCIAL SUPPORT SERVICES - 2.0%
1,943	Cintas Corporation	1,360,605

	CONSTRUCTION MATERIALS - 3.6%
7,591	Advanced Drainage Systems, Inc.	1,217,521
3,149	Carlisle Companies, Inc.	1,276,007
		2,493,528
	CONSUMER SERVICES - 1.9%
9,245	Grand Canyon Education, Inc.(a)	1,293,468

	ELECTRIC UTILITIES - 1.8%
16,260	NRG Energy, Inc.	1,266,004

	ELECTRICAL EQUIPMENT - 5.6%
19,921	Amphenol Corporation, Class A	1,342,078
4,030	Trane Technologies PLC	1,325,588
13,432	Vertiv Holdings Company	1,162,808
		3,830,474
	ENGINEERING & CONSTRUCTION - 1.8%
3,389	EMCOR Group, Inc.	1,237,256

	FOOD - 2.1%
36,655	Pilgrim’s Pride Corporation(a)	1,410,851

See accompanying notes to financial statements.

DONOGHUE FORLINES MOMENTUM VIT FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 97.8% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 5.8%
8,952	DaVita, Inc.(a)	$1,240,479
3,409	Medpace Holdings, Inc.(a)	1,403,996
9,740	Tenet Healthcare Corporation(a)	1,295,712
		3,940,187
	INDUSTRIAL SUPPORT SERVICES - 1.6%
22,881	Core & Main Inc. - Class A(a)	1,119,796

	INSURANCE - 3.7%
31,743	Equitable Holdings, Inc.	1,297,019
6,237	Progressive Corporation (The)	1,295,487
		2,592,506
	INTERNET MEDIA & SERVICES - 8.2%
9,087	Airbnb, Inc., Class A(a)	1,377,862
2,823	Meta Platforms, Inc., Class A	1,423,413
2,053	Netflix, Inc.(a)	1,385,529
4,438	Spotify Technology S.A.(a)	1,392,600
		5,579,404
	MEDICAL EQUIPMENT & DEVICES - 1.8%
4,264	Waters Corporation(a)	1,237,072

	OIL & GAS PRODUCERS - 3.8%
89,900	Antero Midstream Corporation(b)	1,325,126
7,457	Marathon Petroleum Corporation	1,293,640
		2,618,766
	RETAIL - CONSUMER STAPLES - 2.0%
1,626	Costco Wholesale Corporation	1,382,084

	RETAIL - DISCRETIONARY - 5.8%
5,486	Burlington Stores, Inc.(a)	1,316,640
12,774	TJX Companies, Inc. (The)	1,406,417
4,492	Williams-Sonoma, Inc.(b)	1,268,406
		3,991,463
	SEMICONDUCTORS - 12.7%
6,123	Applied Materials, Inc.	1,444,967

See accompanying notes to financial statements.

DONOGHUE FORLINES MOMENTUM VIT FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 97.8% (Continued)
	SEMICONDUCTORS - 12.7% (Continued)
991	Broadcom, Inc.	$1,591,079
1,734	KLA Corporation	1,429,700
1,414	Lam Research Corporation	1,505,698
12,014	NVIDIA Corporation	1,484,210
6,454	QUALCOMM, Inc.	1,285,508
		8,741,162
	SOFTWARE - 6.5%
4,199	Crowdstrike Holdings, Inc., Class A(a),(b)	1,609,015
53,042	Gen Digital, Inc.	1,324,989
4,466	Palo Alto Networks, Inc.(a)	1,514,019
		4,448,023
	SPECIALTY FINANCE - 1.9%
5,488	American Express Company	1,270,746

	SPECIALTY REITS - 2.1%
16,407	Iron Mountain, Inc.	1,470,395

	TECHNOLOGY HARDWARE - 6.0%
4,425	Arista Networks, Inc.(a)	1,550,875
21,845	Pure Storage, Inc., Class A(a)	1,402,667
10,066	TD SYNNEX Corporation	1,161,616
		4,115,158
	TECHNOLOGY SERVICES - 5.8%
6,579	Broadridge Financial Solutions, Inc.	1,296,063
5,890	CDW Corporation	1,318,418
7,894	International Business Machines Corporation	1,365,267
		3,979,748
	TELECOMMUNICATIONS - 1.9%
7,528	T-Mobile US, Inc.	1,326,283

	TOTAL COMMON STOCKS (Cost $57,713,502)	67,138,652

See accompanying notes to financial statements.

DONOGHUE FORLINES MOMENTUM VIT FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 8.2%
	COLLATERAL FOR SECURITIES LOANED - 6.3%
4,304,402	Mount Vernon Liquid Assets Portfolio, 5.46% (Cost $4,304,402)(c),(d)	$4,304,402

	MONEY MARKET FUND - 1.9%
1,289,499	Fidelity Investments Money Market Government Portfolio, Class I, 5.20% (Cost $1,289,499)(d)	1,289,499

	TOTAL SHORT-TERM INVESTMENTS (Cost $5,593,901)	5,593,901

	TOTAL INVESTMENTS - 106.0% (Cost $63,307,403)	$72,732,553
	LIABILITIES IN EXCESS OF OTHER ASSETS - (6.0)%	(4,107,326)
	NET ASSETS - 100.0%	$68,625,227

PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S.A.	- Société Anonyme

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2024, was $4,160,495.
(c)	Security was purchased with cash received as collateral for securities on loan at June 30, 2024. Total collateral had a value of $4,304,402 at June 30, 2024.
(d)	Rate disclosed is the seven-day effective yield as of June 30, 2024.

See accompanying notes to financial statements.

Donoghue Forlines VIT Funds

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2024

	Donoghue Forlines Dividend VIT Fund	Donoghue Forlines Momentum VIT Fund
ASSETS
Investment securities:
At cost	$9,103,593	$63,307,403
At value (Securities on loan $1,006,386 and $4,160,495, respectively)	$9,295,879	$72,732,553
Dividends and interest receivable	7,743	25,184
Receivable for Fund shares sold	1,351	300,401
TOTAL ASSETS	9,304,973	73,058,138

LIABILITIES
Securities lending collateral (Note 5)	1,030,920	4,304,402
Payable to related parties	4,852	17,070
Investment advisory fees payable	1,665	56,174
Distribution (12b-1) fees payable	1,723	14,044
Accrued expenses and other liabilities	28,963	41,221
TOTAL LIABILITIES	1,068,123	4,432,911
NET ASSETS	$8,236,850	$68,625,227

COMPOSITION OF NET ASSETS:
Paid-in capital	$13,642,679	$58,255,506
Accumulated gains (losses)	(5,405,829)	10,369,721
NET ASSETS	$8,236,850	$68,625,227

NET ASSET VALUE PER SHARE:
Class 1 Shares:
Net Assets	$8,236,850	$68,625,227
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	552,724	2,342,867
Net asset value (Net Assets ÷ Shares Outstanding), offering and redemption price per share	$14.90	$29.29

See accompanying notes to financial statements.

Donoghue Forlines VIT Funds

STATEMENTS OF OPERATIONS (Unaudited)

For the Six Months Ended June 30, 2024

	Donoghue Forlines Dividend VIT Fund	Donoghue Forlines Momentum VIT Fund
INVESTMENT INCOME
Dividends	$136,393	$200,522
Interest	3,716	28,311
Securities Lending Income	1,985	6,376
TOTAL INVESTMENT INCOME	142,094	235,209

EXPENSES
Investment advisory fees	42,149	326,375
Distribution (12b-1) fees
Class 1	10,537	81,593
Accounting services fees	13,160	15,102
Audit fees	10,445	10,445
Administration fees	9,107	38,690
Trustees’ fees and expenses	7,872	7,872
Legal fees	7,521	7,521
Compliance officer fees	3,791	5,096
Transfer agent fees	2,561	4,849
Custodian fees	2,511	2,984
Printing and postage expenses	2,487	6,278
Insurance expense	1,485	1,730
Other expenses	2,014	2,014
TOTAL EXPENSES	115,640	510,549
Less: Fees waived/reimbursed by the advisor	(31,346)	-
NET EXPENSES	84,294	510,549

NET INVESTMENT INCOME (LOSS)	57,800	(275,340)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from security transactions	554,596	9,896,570
Net change in unrealized appreciation (depreciation) on investments	(199,639)	1,718,532
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	354,957	11,615,102

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$412,757	$11,339,762

See accompanying notes to financial statements.

Donoghue Forlines Dividend VIT Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023
FROM OPERATIONS
Net investment income	$57,800	$152,664
Net realized gain (loss) from security transactions	554,596	(849,168)
Net change in unrealized appreciation (depreciation) on investments	(199,639)	525,435
Net increase (decrease) in net assets resulting from operations	412,757	(171,069)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions Paid
Class 1	(63,971)	(145,942)
Total distributions to shareholders	(63,971)	(145,942)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class 1	26,852	139,679
Reinvestment of distributions
Class 1	63,971	145,942
Payments for shares redeemed
Class 1	(511,068)	(937,234)
Net decrease in net assets resulting from shares of beneficial interest	(420,245)	(651,613)

TOTAL DECREASE IN NET ASSETS	(71,459)	(968,624)

NET ASSETS
Beginning of Period	8,308,309	9,276,933
End of Period	$8,236,850	$8,308,309

SHARE ACTIVITY
Class 1:
Shares Sold	1,815	10,068
Shares Reinvested	4,253	10,699
Shares Redeemed	(34,245)	(66,931)
Net decrease in shares of beneficial interest outstanding	(28,177)	(46,164)

See accompanying notes to financial statements.

Donoghue Forlines Momentum VIT Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023
FROM OPERATIONS
Net investment loss	$(275,340)	$(174,367)
Net realized gain (loss) from security transactions	9,896,570	(333,976)
Net change in unrealized appreciation on investments	1,718,532	10,496,821
Net increase in net assets resulting from operations	11,339,762	9,988,478

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class 1	3,120,777	83,046
Payments for shares redeemed
Class 1	(4,326,783)	(4,784,362)
Net decrease in net assets resulting from shares of beneficial interest	(1,206,006)	(4,701,316)

TOTAL INCREASE IN NET ASSETS	10,133,756	5,287,162

NET ASSETS
Beginning of Period	58,491,471	53,204,309
End of Period	$68,625,227	$58,491,471

SHARE ACTIVITY
Class 1:
Shares Sold	108,131	3,742
Shares Redeemed	(153,981)	(217,582)
Net decrease in shares of beneficial interest outstanding	(45,850)	(213,840)

See accompanying notes to financial statements.

Donoghue Forlines Dividend VIT Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class 1
	For the Six Months Ended June 30, 2024 (Unaudited)		For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019
Net asset value, beginning of period	$14.30		$14.79	$16.74	$13.01	$14.90	$15.56

Activity from investment operations:
Net investment income (1)	0.10		0.25	0.21	0.22	0.17	0.26
Net realized and unrealized gain (loss) on investments	0.61		(0.50)	(1.94)	3.70	(1.35)	(0.71)
Total from investment operations	0.71		(0.25)	(1.73)	3.92	(1.18)	(0.45)

Less distributions from:
Net investment income	(0.11)		(0.24)	(0.22)	(0.20)	(0.71)	(0.21)
Total distributions	(0.11)		(0.24)	(0.22)	(0.20)	(0.71)	(0.21)

Net asset value, end of period	$14.90		$14.30	$14.79	$16.74	$13.01	$14.90

Total return (2)	4.99	%(7)	(1.58)%	(10.35)%	30.30%	(7.25)%	(2.84)%

Net assets, at end of period (000s)	$8,237		$8,308	$9,277	$11,822	$10,054	$22,785

Ratio of gross expenses to average net assets before waiver (3,6)	2.74	%(8)	2.68%	2.54%	2.33%	2.38%	1.74%
Ratio of net expenses to average net assets after waiver (3,6)	2.00	%(8)	2.00%	2.00%	2.00%	2.02%	1.53	%(5)
Ratio of net investment income to average net assets before waivers (3,4,6)	0.63	%(8)	1.11%	0.79%	1.12%	0.98%	1.54%
Ratio of net investment income to average net assets after waivers (3,4,6)	1.37	%(8)	1.78%	1.33%	1.45%	1.34%	1.75%

Portfolio Turnover Rate	69	%(7)	299%	183%	180%	303%	495%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.
(2)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends and capital gain distributions. Had the Advisor not absorbed a portion of the expenses, total returns would have been lower.
(3)	Does not include the expenses of the investment companies in which the Fund invests.
(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(5)	Effective June 1, 2019, the Advisor agreed to waive expenses greater than 2.00% per annum of the Fund’s average daily net assets. Prior to June 1, 2019, the Advisor waived expenses over 1.25% per annum of the Fund’s average daily net assets.
(6)	Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets	2.74	%(8)	2.68%	2.54%	2.33%	2.36%	1.74%
Net expenses to average net assets	2.00	%(8)	2.00%	2.00%	2.00%	2.00%	1.53%
Net investment income to average net assets before waivers	0.31	%(8)	1.11%	0.79%	1.12%	1.00%	1.54%
Net investment income to average net assets after waivers	1.37	%(8)	1.78%	1.33%	1.45%	1.36%	1.75%

(7)	Not Annualized
(8)	Annualized

See accompanying notes to financial statements.

Donoghue Forlines Momentum VIT Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class 1
	For the Six Months Ended June 30, 2024 (Unaudited)		For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019
Net asset value, beginning of period	$24.49		$20.44	$32.87	$25.35	$28.15	$26.30

Activity from investment operations:
Net investment income (loss) (1)	(0.12)		(0.07)	(0.10)	(0.10)	(0.05)	0.04
Net realized and unrealized gain (loss) on investments	4.92		4.12	(7.05)	7.62	(0.54)	2.03
Total from investment operations	4.80		4.05	(7.15)	7.52	(0.59)	2.07

Less distributions from:
Net investment income	-		-	-	-	(0.04)	(0.22)
Net realized gains	-		-	(5.28)	-	(2.17)	-
Total distributions	-		-	(5.28)	-	(2.21)	(0.22)

Net asset value, end of period	$29.29		$24.49	$20.44	$32.87	$25.35	$28.15

Total return	19.60	%(6)	19.81%	(22.56)%	29.66%	(1.20)%	7.87	%(2)

Net assets, at end of period (000s)	$68,625		$58,491	$53,204	$76,887	$64,139	$75,088

Ratio of gross expenses to average net assets before waiver (3)	1.56	%(7)	1.56%	1.62%	1.53%	1.57%	1.49%
Ratio of net expenses to average net assets after waiver (3)	1.56	%(7)	1.56%	1.62%	1.53%	1.57%	1.31	%(5)
Ratio of net investment loss to average net assets before waivers (3,4)	(0.84	)%(7)	(0.32)%	(0.36)%	(0.33)%	(0.20)%	(0.04)%
Ratio of net investment income (loss) to average net assets after waivers (3,4)	(0.84	)%(7)	(0.32)%	(0.36)%	(0.33)%	(0.20)%	0.13%

Portfolio Turnover Rate	97	%(6)	163%	308%	287%	477%	526%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.
(2)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends and capital gain distributions. Had the Advisor not absorbed a portion of the expenses, total returns would have been lower.
(3)	Does not include the expenses of the investment companies in which the Fund invests.
(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(5)	Effective June 1, 2019, the advisor agreed to waive expenses greater than 2.00% per annum of the Fund’s average daily net assets. Prior to June 1, 2019, the Advisor waived expenses over 1.25% per annum of the Fund’s average daily net assets.
(6)	Not annualized.
(7)	Annualized.

See accompanying notes to financial statements.

Donoghue Forlines VIT Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)

June 30, 2024

1. ORGANIZATION

The Donoghue Forlines Dividend VIT Fund and the Donoghue Forlines Momentum VIT Fund, (each a “Fund” and collectively, the “Funds”) are each a diversified series of shares of beneficial interest of the Northern Lights Variable Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds are intended to be funding vehicles for variable annuity contracts and flexible premium variable life insurance policies offered by the separate accounts of various insurance companies, including Jefferson National Life Insurance Company. The Trust offers shares to affiliated and unaffiliated life insurance company separate accounts (registered as unit investment trusts under the 1940 Act) to fund the benefits under variable annuity and variable life insurance contracts. Jefferson National Life Insurance Company separate accounts own approximately 94% of the shares offered by the Donoghue Forlines Dividend VIT Fund, and 100% of the shares offered by the Donoghue Forlines Momentum VIT Fund.

Each Fund currently offer two classes of shares: Class 1 shares and Class 2 shares. Class 1 and 2 shares are offered at net asset value. Each class of shares of the Funds have identical rights and privileges except with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Funds’ share classes differ in the fees and expenses charged to shareholders. The Funds, income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class. As of June 30, 2024, Class 2 shares of the Donoghue Forlines Dividend VIT Fund and Donoghue Forlines Momentum VIT Fund have not commenced operations.

The investment objective of each Fund is as follows:

Fund	Objective
Donoghue Forlines Dividend VIT Fund	Total return from dividend income and capital appreciation. Capital preservation is a secondary objective of the Fund.

Donoghue Forlines Momentum VIT Fund	Capital growth with a secondary objective of generating income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Securities Valuation – Securities and other assets held by the Funds listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. When the market for these securities is considered active, they will be classified within Level 1 of the fair value hierarchy. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. The independent pricing service does not distinguish between smaller‐sized bond positions known as “odd lots” and larger institutional‐sized bond positions known as “round lots”. A Fund may fair value a particular bond if the Advisor does not believe that the round lot

Donoghue Forlines VIT Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2024

value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

If market quotations are not readily available or are determined to be unreliable, securities will be valued using the “fair value” procedures approved by the Board. The Board will review the fair value method in use for securities requiring a fair value determination at least quarterly. The Fair Value Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the Adviser as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their fair values (generally the last reported sale price) and all other securities and assets at their fair value based upon methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by a Fund will not change.

Donoghue Forlines VIT Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2024

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset, or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2024 for the Funds’ investments measured at fair value:

Donoghue Forlines Dividend VIT Fund

Assets *	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value**	Total
Common Stock	$8,116,708	$-	$-	$-	$8,116,708
Collateral for Securities Loaned	-	-	-	1,030,920	$1,030,920
Money Market Fund	148,251	-	-	-	$148,251
Total	$8,264,959	$-	$-	$1,030,920	$9,295,879

Donoghue Forlines Momentum VIT Fund

Assets *	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value**	Total
Common Stock	$67,138,652	$-	$-	$-	$67,138,652
Collateral for Securities Loaned	-	-	-	4,304,402	4,304,402
Money Market Fund	1,289,499	-	-	-	1,289,499
Total	$68,428,151	$-	$-	$4,304,402	$72,732,553

The Funds did not hold any Level 3 securities during the period.

*	Refer to the Schedules of Investments for classification by asset class.
**	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

Security Transactions and Related Income – Security transactions are recorded on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the term of the respective securities using the effective interest method. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of cost of investment or as a realized gain, respectively. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Donoghue Forlines VIT Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2024

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). An ETF is a type of open-end fund, however, unlike a mutual fund, its shares are bought and sold on a securities exchange at market price and only certain financial institutions called authorized participants may buy and redeem shares of the ETF at net asset value. ETF shares can trade at either a premium or discount to net asset value. Each ETF like a mutual fund is subject to specific risks depending on the type of strategy (actively managed or passively tracking an index) and the composition of its underlying holdings. Investing in an ETF involves substantially the same risks as investing directly in the ETF’s underlying holdings. ETFs pay fees and incur operating expenses, which reduce the total return earned by the ETFs from their underlying holdings. An ETF may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Funds’ performance.

Exchange Traded Notes – The Funds may invest in exchange traded notes (“ETNs”). ETNs are a type of index fund bought and sold on a securities exchange. An ETN trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETN generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETN could result in it being more volatile. Additionally, ETNs have fees and expenses that reduce their value.

Dividends and Distributions to Shareholders – The following table summarizes each Fund’s investment income and capital gain declaration policy:

Fund	Income Dividends	Capital Gains
Donoghue Forlines Dividend VIT Fund	Quarterly	Annually
Donoghue Forlines Momentum VIT Fund	Annually	Annually

Each Fund records dividends and distributions to its shareholders on the ex-dividend date. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of each Fund.

Federal Income Tax – It is each Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended December 31, 2021 to December 31, 2023, or expected to be taken in the Funds’ December 31, 2024 year-end tax returns. The Funds identify their major tax jurisdictions as U.S. federal and Ohio. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Donoghue Forlines VIT Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2024

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3. INVESTMENT TRANSACTIONS

For the six months ended June 30, 2024, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to the following:

Fund	Purchases	Sales
Donoghue Forlines Dividend VIT Fund	$5,715,750	$6,133,029
Donoghue Forlines Momentum VIT Fund	$62,302,701	$64,442,588

4. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Donoghue Forlines LLC serves as the Funds’ investment advisor (the “Advisor”). Pursuant to an investment advisory agreement with the Trust, on behalf of the Funds (the “Advisory Agreement”), under the oversight of the Board, the Advisor supervises the performance of the daily operations of the Funds and the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Funds’ average daily net assets.

For the six months ended June 30, 2024, earned advisory fees for the Funds were as follows:

Fund	Advisory Fees
Donoghue Forlines Dividend VIT Fund	$42,149
Donoghue Forlines Momentum VIT Fund	326,375

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has contractually agreed, at least until October 31, 2025 for the Donoghue Forlines Dividend VIT Fund and the Donoghue Forlines Momentum VIT Fund, to ensure that Total Annual Fund Operating Expenses After Expense Waiver and Reimbursements: (exclusive of any (i) front-end or contingent deferred loads, (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), (v) borrowing costs (such as interest and dividend expense on securities sold short), (vi) taxes, and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Funds’ officers and Trustees, contractual indemnification of Funds’ service providers (other than the Advisor)) do not exceed 2.00% and 2.50%, of each Fund’s average daily net assets for Class 1 and Class 2 shares, respectively.

During the six months ended June 30, 2024, the Advisor waived fees/reimbursed expenses pursuant to the Waiver Agreement for the Funds as follows:

Fund	Fees Waived by the Advisor
Donoghue Forlines Dividend VIT Fund	$31,346

Donoghue Forlines VIT Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2024

If the Advisor waives any fee or reimburses any expenses and any operating expenses are subsequently lower than their respective expense limitation, the Advisor shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause the Fund’s operating expenses to exceed the expense limitation. The Advisor may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The table below contains the amounts of fee waivers and expense reimbursements subject to recapture by the Advisor through December 31 of the years indicated:

Fund	Recapture through December 31, 2024	Recapture through December 31, 2025	Recapture through December 31, 2026	Total
Donoghue Forlines Dividend VIT Fund	$36,686	$55,764	$57,854	$150,304
Donoghue Forlines Momentum VIT Fund	$-	$-	$-	$-

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plans (the “Plans”), as amended, pursuant to Rule 12b -1 under the 1940 Act, to pay for certain distribution activities and shareholder services. Under the Plans, the Donoghue Forlines Dividend VIT Fund and the Donoghue Forlines Momentum VIT Fund may pay 0.25% and 0.50% per year of the average daily net assets of Class 1 and Class 2 shares, respectively.

For the six months ended June 30, 2024, the Funds incurred distribution fees under the Plans as follows:

Fund	Class 1
Donoghue Forlines Dividend VIT Fund	$10,537
Donoghue Forlines Momentum VIT Fund	81,593

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. For the six months ended June 30, 2024, there were no underwriting commissions paid for sales of Class 1 or Class 2 shares, respectively.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”)

UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of UFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”)

Blu Giant, an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Donoghue Forlines VIT Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2024

5. SECURITIES LENDING

Under an agreement (the “Securities Lending Agreement”) with US Bank, the Funds can lend their portfolio securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. For each securities loan, the borrower shall transfer collateral in an amount determined by applying the margin to the market value of the loaned available securities (102% for same currency and 105% for cross currency). Collateral is invested in highly liquid, short-term instruments such as money market funds in accordance with the Funds’ security lending procedures. The Funds continue to receive interest or dividends on the securities loaned. The Funds have the right under the Securities Lending Agreement to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Funds could experience delays or losses on recovery. Additionally, the Funds are subject to the risk of loss from investments made with the cash received as collateral. The Funds manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third-party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

The following table is a summary of the Funds’ securities loaned and related collateral which are subject to a netting agreement as of June 30, 2024:

	Gross	Gross Amounts Offset in the	Net Amounts of Assets Presented in the	Gross Amounts Not Offset in the Statement of Assets & Liabilities*
Assets:	Amounts of Recognized Assets	Statements of Assets & Liabilities	Statements of Assets & Liabilities	Financial Instruments Pledged	Pledged Collateral Received	Net Amount of Assets
Donoghue Forlines Dividend VIT Fund
Description:
Securities Loaned	$1,006,386	$-	$1,006,386	$-	$1,006,386	$-
Total	$1,006,386	$-	$1,006,386	$-	$1,006,386	$-

Donoghue Forlines Momentum VIT Fund
Description:
Securities Loaned	$4,160,495	$-	$4,160,495	$-	$4,160,495	$-
Total	$4,160,495	$-	$4,160,495	$-	$4,160,495	$-

*	The amount is limited to the asset balance and accordingly, does not include excess collateral pledged.

The following table breaks out the holdings received as collateral as of June 30, 2024:

Securities Lending Transactions
Overnight and Continuous
Donoghue Forlines Dividend VIT Fund
Mount Vernon Liquid Assets Portfolio, LLC	$1,030,920

Donoghue Forlines Momentum VIT Fund
Mount Vernon Liquid Assets Portfolio, LLC	$4,304,402

Donoghue Forlines VIT Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2024

The fair value of the securities loaned for Donoghue Forlines Dividend VIT Fund and Donoghue Forlines Momentum VIT Fund totaled $1,006,386, and $4,160,495 at June 30, 2024, respectively. The securities loaned are noted in the Schedules of Investments. The fair value of the “Collateral for Securities Loaned” on the Schedule of Investments includes only cash collateral received and reinvested that totaled $1,030,920 and $4,304,402 for the Donoghue Forlines Dividend VIT Fund and Donoghue Forlines Momentum VIT Fund at June 30, 2024, respectively. This amount is offset by a liability recorded as “Securities lending Collateral.”

6. AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at June 30, 2024, were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Donoghue Forlines Dividend VIT Fund	$9,118,475	$476,339	$(298,935)	$177,404
Donoghue Forlines Momentum VIT Fund	$63,311,784	$10,265,011	$(844,242)	$9,420,769

7. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the fiscal years ended December 31, 2023 and December 31, 2022 was as follows:

	For the period ended December 31, 2023:
Portfolio	Ordinary Income	Long-Term Capital Gains	Return Of Capital	Total
Donoghue Forlines Dividend Index VIT Fund	$145,942	$-	$-	$145,942
Donoghue Forlines Momentum Index VIT Fund	-	-	-	-

	For the period ended December 31, 2022:
Portfolio	Ordinary Income	Long-Term Capital Gains	Return Of Capital	Total
Donoghue Forlines Dividend Index VIT Fund	$143,414	$-	$-	$143,414
Donoghue Forlines Momentum Index VIT Fund	11,202,011	11,266	-	11,213,277

As of December 31, 2023, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Portfolio	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Post October Loss and Late Year Loss	Capital Loss Carry Forwards	Other Book/Tax Differences	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/(Deficits)
Donoghue Forlines Dividend Index VIT Fund	$105,488	$-	$-	$(6,237,146)	$-	$377,043	$(5,754,615)
Donoghue Forlines Momentum Index VIT Fund	-	-	-	(8,672,278)	-	7,702,237	(970,041)

The difference between book basis and tax basis accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales.

At December 31, 2023, the Portfolios had capital loss carry forwards for federal income tax purposes available to offset future capital gains and capital loss carryforwards utilized as follows:

	Non-Expiring
Portfolio	Short-Term	Long-Term	Total	Utilized
Donoghue Forlines Dividend Index VIT Fund	$5,129,644	$1,107,502	$6,237,146	$-
Donoghue Forlines Momentum Index VIT Fund	8,672,278	-	8,672,278	-

Donoghue Forlines VIT Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2024

Permanent book and tax differences, primarily attributable to tax adjustments for net operating losses, resulted in reclassifications for the Fund for the fiscal year ended December 31, 2023, as follows:

Portfolio	Paid In Capital	Accumulated Earnings (Losses)
Donoghue Forlines Dividend Index VIT Fund	$-	$-
Donoghue Forlines Momentum Index VIT Fund	(174,367)	174,367

8. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2024, the shareholders listed below held, for the benefit of others, more than 25% of an individual Fund and may be deemed to control that Fund. The Funds have no knowledge as to whether all or any portion of the shares owned, by the parties noted below, are also owned beneficially by any party who would be presumed to control the respective Funds. Persons controlling the Funds can determine the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund’s fundamental policies or the terms of the advisory agreement with the Advisor.

Shareholder	Fund	Percent
Jefferson National Life Insurance Co.	Donoghue Forlines Dividend VIT Fund	93.70%
Jefferson National Life Insurance Co.	Donoghue Forlines Momentum VIT Fund	100.00%

9. SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1)	Not applicable

(a)(2)	Not applicable

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Variable Trust

By	/s/ Kevin E. Wolf
Kevin E. Wolf
Principal Executive Officer

Date:	9/3/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kevin E. Wolf
Kevin E. Wolf
Principal Executive Officer

Date:	9/3/2024

By	/s/ Jim Colantino
Jim Colantino
Principal Financial Officer

Date:	9/3/2024